MMH-Q3

Quarterly Report
October 31, 2025
MFS®  Municipal High
Income Fund

Portfolio of Investments
10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.3%
Alabama – 2.1%
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.5%, 9/01/2045	$715,000	$776,620
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	925,000	1,006,923
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	8,735,000	8,991,474
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	915,000	924,621
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,632,114
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,686,949
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,525,000	6,047,138
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,376,638
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2050 (u)	1,660,000	1,763,252
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2055 (u)	2,490,000	2,632,976
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	12,220,000	12,732,974
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,462,646
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,469,254
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	13,500,000	15,171,640
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,975,000	2,011,254
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	1,061,775
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	1,115,400
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,220,600
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	1,891,773
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	14,410,000	15,183,215
Lauderdale County, AL, Agriculture Center Authority Rev., 4.75%, 7/01/2064	795,000	795,034
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	775,000	804,515
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2031 (a)(d)	1,565,000	1,017,250
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2033 (a)(d)	1,395,000	906,750
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	1,800,000	1,170,000
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049 (a)(d)	3,500,000	2,275,000
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	4,980,000	5,397,113
Southeast Alabama Energy Authority, “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	2,385,000	2,567,200
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	1,555,000	1,423,222
		$108,515,320
Alaska – 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$875,595
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,270,824
Alaska Railroad Corp., Cruise Port Rev., AGM, 6%, 10/01/2050	1,530,000	1,670,323
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	4,375,000	4,563,292
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	6,915,210
		$15,295,244
Arizona – 3.1%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	$870,000	$870,427
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	119,343
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,287,058
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	423,571
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	1,983,643
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	410,000	399,910
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	1,140,000	1,112,552

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	$1,065,000	$1,071,807
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,046,479
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,189,975
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	452,610
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	704,953
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	2,340,000	2,188,273
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	774,466
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	733,532
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	687,342
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	414,158
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	424,106
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	376,020
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	1,975,000	1,957,298
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	665,000	653,255
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	986,332
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	3,200,000	2,895,557
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	710,000	708,504
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,291,063
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,285,997
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	990,000	996,486
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,822,606
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,104,141
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	250,000	242,352
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	530,000	497,299
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	946,878
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	335,762
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	305,000	301,711
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	340,449
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	549,995
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,128,862
Arizona Salt Verde Financial Corp., Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,222,969
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	185,000	184,258
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	252,859
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	301,035
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,652,576
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,200,636
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	885,000	844,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	$1,000,000	$970,423
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,138,761
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	391,381
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	293,571
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	475,125
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	812,086
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	421,995
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.625%, 7/01/2045	535,000	535,933
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.875%, 7/01/2060	1,055,000	1,054,796
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	704,638
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	569,081
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2050	1,130,000	1,122,656
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	884,628
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2055	1,020,000	1,006,837
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.5%, 7/01/2060	2,040,000	2,051,656
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	1,115,000	1,133,278
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	2,660,000	2,532,816
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 5.75%, 3/01/2056	2,695,000	2,979,257
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	830,507
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,459,103
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,718,972
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,070,343
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	700,110
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	2,938,661
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,695,830
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	5,850,000	5,853,595
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	811,553
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	655,873
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	3,970,244
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,216,569
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,430,729
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,529,010
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,793,632
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2041 (n)	2,605,000	1,989,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	$8,630,000	$5,767,714
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,105,676
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	5,954,052
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	540,892
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,317,191
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,052,849
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	507,604
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	558,673
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	605,000	605,299
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	655,020
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	448,675
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,406,132
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,142,747
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,381,073
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	614,979
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	524,577
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,619,055
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,983,682
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	5,160,000	5,537,203
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,495,634
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	1,440,000	1,449,611
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2054 (n)	1,750,000	1,602,823
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	1,095,000	1,099,948
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2055	525,000	528,698
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2060	3,550,000	3,555,979
		$156,162,483
Arkansas – 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$794,943
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,620,112
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	161,921
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	667,556
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	533,115

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arkansas – continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	$570,000	$581,024
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	142,639
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	376,483
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	169,560
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,235,000	795,942
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	599,586
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,297,495
		$8,740,376
California – 5.4%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$25,510,000	$27,357,779
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,470,000	8,216,798
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,160,000	5,614,430
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	7,645,000	1,549,414
California Housing Finance Agency Municipal Certificates, “X”, 0.769%, 8/20/2036 (i)(n)	25,836,607	1,155,860
California Housing Finance Agency Municipal Certificates, “X”, 0.297%, 9/20/2036 (i)	142,903,779	3,171,978
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,393,320
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	5,267,784
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), 5.69%, 9/01/2035	6,231,000	6,439,278
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,380,070
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,269,563
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	210,204
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	5,547,848
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	1,750,597
California Municipal Finance Authority Rev., “B”, 3.537%, 6/20/2049	2,278,187	1,443,483
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	500,000	488,892
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,458,615
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,472,577
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	2,020,049
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	370,000	392,620
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	1,250,000	1,250,421
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,193,495
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,912,836
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	25,312
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	128,306
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,637,937	126
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	438,864
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	431,680
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,675,928
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	5,270,000	4,830,992
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	3,875,000	3,459,686
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,945,000	3,466,331
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	7,490,000	9,730,125
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	624,990
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	1,145,000	926,554
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (a)(d)(z)	1,325,000	795,000
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5%, 7/01/2042 (n)	2,470,000	2,452,843
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.25%, 7/01/2052 (n)	2,000,000	1,926,919
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.375%, 7/01/2056 (n)	995,000	968,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.5%, 7/01/2062 (n)	$1,775,000	$1,743,089
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,150,194
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	751,121
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	470,000	470,124
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	543,512
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,315,023
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,870,927
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,397,041
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,045,976
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	4,585,000	4,709,943
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,597,187
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,007,101
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,631,618
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	780,000	796,007
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	738,144
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,548,976
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,261,499
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	1,943,283
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	8,800,000	7,580,471
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	7,495,000	8,290,348
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	16,850,000	15,457,009
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,642,897
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,364,722
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	817,350
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,229,658
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,647,827
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	195,169
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	95,204
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	171,368
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	256,888
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	153,231
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	206,100
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	149,093
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	8,967,149
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	730,668
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	2,939,736
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	19,090,000	20,532,221
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	7,115,000	7,725,093
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	5,285,000	5,695,044
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	5,135,000	5,524,589
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	225,123
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,570,012
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	8,406,726
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	8,250,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	$12,970,000	$6,303,904
		$278,489,266
Colorado – 2.1%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$92,760
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	895,508
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	350,000	350,225
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,114,787
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,604
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	295,000	295,342
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	345,000	345,871
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,732,004
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,503,408
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,849,587
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	301,855
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	351,181
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	365,255
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,001,463
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,610,784
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	447,017
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	786,590
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	173,055
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	160,221
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	291,618
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	486,472
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	739,387
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,707,234
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	2,200,000	2,125,683
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	445,000	433,319
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	501,582
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	526,726
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,407,349
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,343,306
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,383,187
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	5,026,901
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,384,752
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2045	1,625,000	1,648,889
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2050	2,195,000	2,188,648
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	1,475,000	1,456,916
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041	1,375,000	1,276,713
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048	2,600,000	2,209,807
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 5.25%, 5/15/2048	600,000	607,569
Colorado Health Facilities Authority, Health Care Facilities Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/2043	2,975,000	1,636,250
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, GNMA, 1.129%, 5/01/2049 (n)	60,000	61,253
Colorado Housing & Finance Authority, Mortgage-Backed Securities (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,352,566	1,374,795
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, GNMA, 4.75%, 5/01/2049	2,900,000	2,931,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$3,360,000	$3,110,352
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	2,849,746
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	681,042
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,806,964
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,681,664
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,665,842
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	795,288
Denver, CO, Health & Hospital Authority Rev., “A”, 5.125%, 12/01/2050	500,000	506,938
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	1,680,000	1,818,715
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.375%, 12/01/2044	1,000,000	972,037
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.5%, 12/01/2049	1,686,000	1,619,281
El Paso County, CO, Pinon Pines Metropolitan District No. 3, General Obligation, Convertible Capital Appreciation, 0% to 12/01/2027, 5.875% to 12/01/2054	7,478,000	6,740,165
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.375%, 12/01/2045	909,000	961,904
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5%, 12/01/2050	909,000	928,464
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.5%, 12/01/2055	909,000	950,834
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.125%, 6/01/2055	2,610,000	2,701,112
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	2,220,000	2,302,640
Larimer County, CO, Kinston Metropolitan District No. 5, General Obligation Improvement Refunding (City of Loveland) “A”, 5.5%, 12/01/2045	500,000	506,512
Larimer County, CO, Kinston Metropolitan District No. 5, General Obligation Improvement Refunding (City of Loveland) “A”, 5.75%, 12/01/2055	1,750,000	1,773,853
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)(r)	14,945,000	11,854,180
Vail, CO, Certificates of Participation, 5.5%, 12/01/2064	2,205,000	2,380,901
		$107,225,900
Connecticut – 1.1%
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	$2,790,000	$2,860,233
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	2,790,000	2,860,233
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 5.25%, 7/15/2048	1,790,000	1,889,953
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 4.25%, 7/15/2053	2,055,000	1,932,442
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	904,916
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,121,421
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,344,523
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	400,000	400,178
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,325,025
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,325,042
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,178,010
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,040,000	5,161,992
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	17,900,000	18,040,291
Norwalk, CT, Housing Authority Multi-Family (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	1,820,000	1,854,936
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.5%, 10/01/2055	1,730,000	1,764,833
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.25%, 10/01/2060	1,600,000	1,600,728
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	157,367
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	255,072
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	283,850
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	395,000	412,658
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	737,464
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	690,000	736,282
		$58,147,449
Delaware – 0.3%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$620,000	$620,817
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	921,406
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,499,325
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,191,613
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,058,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Delaware – continued
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	$750,000	$752,856
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	973,354
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	895,000	832,680
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,069,607
		$12,919,787
District of Columbia – 1.4%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$1,935,000	$2,068,049
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	1,680,000	1,480,778
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 2), “A”, 5%, 6/01/2051 (n)	1,000,000	893,080
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 3), “A”, 5.75%, 6/01/2054 (n)	500,000	501,350
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	2,090,000	2,087,338
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	1,330,000	1,203,455
District of Columbia Rev. (Rocketship D.C.), “A”, 5.625%, 6/01/2044 (n)	750,000	758,239
District of Columbia Rev. (Rocketship D.C.), “A”, 6%, 6/01/2058 (n)	305,000	309,366
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	959,829
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	2,255,000	2,341,942
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,267,590	1,310,702
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,300,000	1,300,153
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,605,176
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,225,440
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	620,000	639,437
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	11,500,000	12,389,180
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,402,323
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, 4%, 10/01/2049	14,675,000	13,071,953
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	9,890,000	10,456,699
		$69,004,489
Florida – 10.9%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2040	$645,000	$606,363
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2046	860,000	724,781
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2053	3,280,000	3,425,475
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2060	15,455,000	16,030,597
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	210,000	210,176
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 4.625%, 5/01/2028	395,000	399,766
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 5%, 5/01/2036	860,000	878,058
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 6.9%, 5/01/2036	5,000	5,003
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	690,539
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5.25%, 5/01/2055	1,305,000	1,312,216
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.875%, 10/01/2045	410,000	426,633
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	4,455,000	4,634,411
Charlotte County, FL, Starling Community Development District, Special Assessment Rev., 5.375%, 5/01/2045 (w)	850,000	846,003
Charlotte County, FL, Starling Community Development District, Special Assessment Rev., 5.6%, 5/01/2056 (w)	2,165,000	2,139,877
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,269,646	634,823
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	830,729

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Projects Finance Authority, Educational Facilities Rev. (Imagine School at North Port Project), “A”, 6.75%, 6/15/2065	$9,705,000	$9,762,830
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2054	4,425,000	4,155,693
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	1,230,000	1,143,370
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	305,000	308,680
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,605,000	2,646,254
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	580,000	577,696
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	995,816
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,565,996
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	410,000	378,906
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	304,207
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	766,170
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	215,285
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	442,042
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	470,000	477,082
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	75,000	75,471
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	166,989
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	495,188
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	2,989,686
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	10,779,711
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	270,000	269,802
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	511,885
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,128,871
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,112,582
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,729,836
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,188,282
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,229,014
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2054	7,585,000	6,931,223
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	5,540,000	4,989,830
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5%, 6/15/2044	1,320,000	1,301,232
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5.125%, 6/15/2059	1,490,000	1,436,377
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 4.75%, 6/15/2040	800,000	770,241
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.125%, 6/15/2050	500,000	457,691
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.25%, 6/15/2059	2,000,000	1,822,717
Florida Capital Trust Authority, Educational Facilities Rev. (Academir Charter Schools, Inc. Project), “A”, 6.625%, 7/01/2065	11,000,000	11,128,104
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 5.625%, 6/15/2044	410,000	414,646
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6%, 6/15/2054	655,000	664,500
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.25%, 7/01/2055	725,000	703,566
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	1,615,000	1,573,558
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5%, 7/01/2044	18,140,000	18,059,943
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053	4,250,000	4,234,290
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	160,000	153,847
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	808,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	$1,155,000	$1,163,597
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	1,985,430
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	543,579
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	620,616
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,225,161
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,080,924
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,568,907
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “A”, 6.125%, 6/15/2044	9,870,000	9,871,905
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	240,000	232,604
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	550,000	519,856
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	934,925
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2050	720,000	742,754
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2055	1,450,000	1,472,959
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	172,197
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	276,130
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	363,721
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	221,091
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	193,889
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	225,776
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,522,196
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,301,651
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	560,000	586,786
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	342,255
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	13,760,000	12,795,965
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,691,310
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,455,000	3,479,963
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,310,735
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,855,000	2,974,990
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	7,086,746
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	598,963
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	5,830,000	5,917,356
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	1,420,000	1,389,260
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	835,000	808,448
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	1,290,000	1,236,044
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,105,216
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,448,014
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,952,312
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,294,259
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	3,480,000	3,112,867
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,142,483
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,875,000	3,577,428
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,467,039
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	885,000	886,188
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,460,000	1,601,692
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.25%, 6/15/2055	2,210,000	2,261,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	$10,430,000	$10,518,898
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.625%, 11/15/2045	740,000	777,829
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.75%, 11/15/2055	1,360,000	1,413,961
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064	3,020,000	3,144,819
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048 (u)	11,270,000	11,914,854
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2051 (u)	6,525,000	6,859,663
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	4,515,000	4,825,163
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	9,020,000	9,700,787
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2045	135,000	123,921
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	2,083,072
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2050 (u)	2,350,000	2,462,872
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054 (u)	5,710,000	5,754,010
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054	2,490,000	2,813,382
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 5.75%, 5/01/2045	1,000,000	1,032,157
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 6%, 5/01/2055	3,235,000	3,330,360
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,590,000	3,651,371
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,580,000	2,594,875
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	1,961,819
JEA, FL, Water and Sewer System Rev., 5.25%, 10/01/2055	15,295,000	16,413,416
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 4.6%, 5/01/2035	440,000	450,700
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 5.7%, 5/01/2045	1,100,000	1,137,945
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 5.9%, 5/01/2055	1,000,000	1,031,102
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,295,036
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,251,343
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,835,120
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,160,000	1,238,485
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,610,000	1,698,777
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	2,055,000	2,122,383
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	3,450,000	3,563,126
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	765,000	770,048
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	595,000	598,068
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	2,370,000	2,389,404
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	14,005,000	13,520,801
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	830,000	830,954
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,315,000	3,237,579
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,503,160
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,070,000	1,070,888
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.625%, 5/01/2045	1,800,000	1,843,973
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.9%, 5/01/2056	2,455,000	2,517,665
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,812,974
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,534,906
Miami-Dade County, FL, Aviation Rev., “A”, 5.25%, 10/01/2050 (u)	8,080,000	8,482,384
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055 (u)	8,905,000	9,449,803
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,233,020
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,152,469
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,810,854
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,001,134
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,644,891
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	980,000	980,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	$740,000	$740,311
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,055,443
Nassau County, FL, Three Rivers Community Development District, Special Assessment Refunding, 5.5%, 5/01/2045	5,690,000	5,680,357
Nassau County, FL, Three Rivers Community Development District, Special Assessment Refunding, 5.75%, 5/01/2056	4,805,000	4,790,969
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	598,500
Okaloosa County, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2055	4,305,000	4,371,889
Okaloosa County, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2060	2,150,000	2,174,751
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	3,850,000	3,371,403
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	5,565,000	5,849,948
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	2,945,000	2,909,402
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	462,418
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	528,391
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	191,473
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	554,126
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	628,453
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	632,238
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	656,295
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	490,080
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	628,321
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	639,074
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	700,593
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	950,034
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,192,933
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	997,594
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,550,443
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,740,000	1,671,757
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,284,518
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	4,008,270
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,478,283
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	16,343,696
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	635,000	623,361
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2065	10,000,000	10,277,008
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	100,000	100,039
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,373,273
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,448,689
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,425,000	1,425,197
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	864,408
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	856,200
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	980,000	1,009,557
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,255,000	1,270,989
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	360,000	360,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	$1,990,000	$2,048,747
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	370,000	370,095
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	4,198,752
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	3,155,256
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	5,860,000	4,588,818
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	965,386
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,717,928
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	298,549
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	370,985
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	395,274
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	995,969
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	600,000	604,105
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	1,007,235
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	108,768
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	103,398
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	117,750
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	102,749
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	107,318
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	491,227
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	339,697
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	312,581
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	290,333
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 5.75%, 5/01/2045	450,000	465,149
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 6%, 5/01/2056	1,000,000	1,032,829
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,908	219,519
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,937,155
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,694,940
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	7,034,255
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	965,903
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,137,884
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	597,675
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	880,672
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	393,042
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	511,600
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	483,522
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	620,161
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	258,706
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	242,041
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,800,000	1,657,720
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.5%, 1/01/2055	435,000	424,233
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	535,000	528,769
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-1”, 4.625%, 1/01/2030	330,000	330,643
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.55%, 5/01/2044	160,000	154,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.75%, 5/01/2055	$200,000	$189,221
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	570,000	588,121
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039	775,000	766,569
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	795,000	805,656
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,690,120
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 16), 4.875%, 5/01/2045 (w)	1,700,000	1,697,995
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 16), 5.125%, 5/01/2056 (w)	4,800,000	4,795,874
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	900,000	902,563
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,615,000	1,596,562
		$558,393,304
Georgia – 1.5%
Atlanta, GA, Airport Rev. (Green Bonds), “B-1”, 5.5%, 7/01/2055 (u)	$4,510,000	$4,822,630
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	4,713,000	4,200,751
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	5,250,000	5,393,731
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	2,175,000	2,105,899
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	2,038,960
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,879,702
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	570,000	570,332
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	975,000	975,479
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	1,060,000	1,059,973
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	2,000,000	2,187,799
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2053	3,000,000	3,271,993
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	820,000	771,602
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	5,036,853
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,373,408
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	10,400,000	11,246,012
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	9,010,000	9,867,992
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	235,000	229,990
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	300,000	290,631
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	250,000	239,529
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.125%, 6/01/2050	570,000	572,310
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	835,000	831,635
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6%, 6/01/2050	3,270,000	3,252,959
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	9,260,000	9,295,846
		$76,516,016
Guam – 0.2%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$1,710,000	$1,631,617
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,754,698
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,394,259
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	258,149
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	262,344
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	345,903
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,041,913
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,620,922
		$9,309,805

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Hawaii – 0.4%
Hawaii Airports System Rev., “A”, 5.25%, 7/01/2051 (u)	$1,985,000	$2,092,031
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054 (u)	11,325,000	12,228,636
Hawaii Airports System Rev., “C”, 5%, 7/01/2045	2,250,000	2,340,933
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	1,315,000	1,302,970
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,077,781
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	966,651
		$20,009,002
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$1,285,000	$1,287,276
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5.25%, 3/01/2050	4,000,000	4,222,608
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	230,000	230,585
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,121,430
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	518,173
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	567,110
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4.75%, 5/01/2054	605,000	585,123
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	705,000	699,489
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	465,000	482,102
		$9,713,896
Illinois – 6.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,841,676
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,170,540
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,501,450
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,641,430
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,510,001
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,911,579
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	1,110,000	1,123,608
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	1,115,000	1,126,515
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2042	2,015,000	2,017,583
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	2,700,000	2,701,552
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	2,900,000	2,822,415
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	19,865,000	20,076,330
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	6,135,000	6,433,317
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,905,000	1,965,721
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	7,961,111
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	5,200,000	5,225,059
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	13,410,515
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,379,718
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,135,160
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,699,817
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,090,113
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,910,000	2,473,247
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	1,750,000	1,818,656
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	9,627,308
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	10,700,000	10,877,132
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,774,010
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	439,356
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	23,735,000	24,794,813
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,203,034
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	801,308
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	500,000	516,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, General Obligation, “A”, 6%, 1/01/2050	$6,085,000	$6,383,064
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	842,447
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,221,529
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,889,696
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,754,667
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,714,908
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	5,343,856
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,710,451
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	6,585,000	6,427,197
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2059	3,385,000	3,575,303
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	528,000	528,395
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	418,469
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	500,000	502,857
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	297,264
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	527,566
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	444,920
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,085,551
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,037,818
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	385,297
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,869,097
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,665,145
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	870,969
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,164,485
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	1,330,000	1,136,183
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,866,819
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,349
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	641,958
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,297,499
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	1,005,000	1,000,129
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	970,000	953,610
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	745,000	745,528
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	588,544
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	527,136
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	397,586
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	213,599
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,424,164
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	1,945,000	1,887,440
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	396,100
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	8,883,434	8,133,567
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,622,852	3,317,041
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,615,144	3,309,984
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	3,298,814	3,020,355
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,271,411	2,079,677
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	1,764,000	1,765,718
Lincolnwood, IL, Tax Increment Allocation Rev. (District 1860 Development Project), “A”, 5.75%, 12/01/2043	1,200,000	1,216,415
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,423,871
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2049	900,000	925,294
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	390,000	398,448

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2039	$240,000	$263,222
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2040	210,000	227,043
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2041	220,000	235,703
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2042	230,000	244,226
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2043	250,000	263,294
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	255,000	266,839
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,434,553
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,426,018
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,259,982
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	9,813,785
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,646,533
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,089,070
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,512,398
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,496,959
		$320,598,190
Indiana – 0.5%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 4.5%, 2/01/2045	$435,000	$425,028
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	785,000	748,750
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	872,189
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	662,279
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	514,391
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.25%, 3/01/2050	1,380,000	1,380,966
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	4,445,000	4,467,099
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	375,000	370,479
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	331,726
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	827,109
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	470,000	395,728
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2049	600,000	487,799
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,360,964
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2040	255,000	260,899
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.25%, 5/01/2045	910,000	912,286
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.375%, 5/01/2050	1,215,000	1,216,786
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	1,230,000	1,237,454
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	951,879
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	790,869
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,390,408
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	1,065,000	1,113,074
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	1,190,000	1,251,457
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	3,800,297
		$27,769,916
Iowa – 0.8%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$1,106,447
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	868,924
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,496,978
Iowa Finance Authority, Senior Housing Rev. (Presbyterian Homes Mill Pond Project), 5.75%, 10/01/2055	1,000,000	1,015,861
Iowa Finance Authority, Senior Housing Rev. (Presbyterian Homes Mill Pond Project), 5.875%, 10/01/2065	2,500,000	2,534,929
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	230,000	230,417
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	780,685
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	827,695
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4%, 10/01/2050	395,000	335,227
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	927,554
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	135,000	131,339
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	7,710,000	6,106,110
Iowa Student Loan Liquidity Corp. Rev., “C”, 5%, 12/01/2054	995,000	964,823
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	158,945,000	23,487,907
		$40,814,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – 0.8%
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	$1,405,000	$1,359,084
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	556,625
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,100,191
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	998,931
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,284,980
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	3,941,507
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	940,634
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	1,150,000	953,209
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,385,269
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,419,829
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,490,324
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,559,427
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,714,396
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,881,665
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,619,897
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,522,451
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	1,510,000	1,591,884
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,361,974
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,461,853
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	607,624
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,095,000	1,073,739
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	547,164
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,608,290
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,758,963
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	905,000	905,520
		$42,645,430
Kentucky – 1.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$3,954,308
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,590,000	2,470,884
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	5,716,587
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,386,514
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	1,886,638
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,663,460
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	3,808,059
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,501,903
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	940,000	788,334
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,003,814
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,569,361
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,493,290
Kentucky Economic Development Finance Authority, Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	9,930,000	10,042,634
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,312,260
Kentucky Municipal Energy Agency, Power System Rev. (Energy Center I Project), AGM, 5%, 1/01/2055	6,185,000	6,387,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – continued
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	$245,000	$227,891
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,400,516
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,202,154
		$61,815,855
Louisiana – 2.4%
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2049	$1,805,000	$1,829,124
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2054	1,235,000	1,245,866
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	10,100,000	8,044,919
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2037	1,900,000	1,957,768
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2044	450,000	429,440
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2053	500,000	469,148
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2059	625,000	577,464
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,030,000	3,599,938
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	3,197,351	2,882,510
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish Gomesa Project), 5.125%, 11/01/2050 (w)	3,500,000	3,485,177
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	3,610,000	3,185,461
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	3,300,000	2,907,238
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	2,655,000	2,518,115
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	4,640,000	4,021,126
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	1,410,000	1,456,198
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	725,000	747,859
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	1,060,000	1,072,578
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	896,630
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,452,911
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,618,848
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 5.25%, 11/15/2025	330,000	329,956
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,145,360
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,385,934
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	495,000	494,961
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,551,637
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,167,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	$580,000	$558,716
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,098,386
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,569,721
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,545,533
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	470,000	452,753
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	726,751
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	812,491
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	906,108
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	415,000	427,242
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,040,733
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,441,210
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	13,495,000	13,992,843
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	512,294
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,440,000	1,434,031
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,542,573
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	8,470,000	8,530,997
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	3,550,601
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,292,831
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	7,596,452
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	7,885,189
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2051	1,585,000	1,690,919
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	2,025,000	2,155,574
		$121,237,533
Maine – 0.0%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$1,380,000	$1,393,478
Maryland – 1.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	$520,000	$523,615
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,643,411
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,375,000	2,375,874
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,456,504
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,705,310
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	415,000	413,122
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	559,992
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	991,812
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,215,504
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,899,535
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	843,742
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	734,312
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,042,526
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048	2,205,000	2,233,002
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048	1,800,000	1,816,695
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,389,488
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,380,000	2,436,348
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,275,000	3,368,166
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	565,000	548,563
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	866,464
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	160,789

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	$525,000	$424,694
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,367,300
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,334,237
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland), “A”, 5.25%, 7/01/2052	3,250,000	3,423,262
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,846,628
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	9,235,000	2,633,841
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	4,515,000	1,224,820
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,747,971
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	4,185,000	1,026,673
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	893,176
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,476,372
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,471,311
		$55,095,059
Massachusetts – 2.4%
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	$740,000	$744,391
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	714,785
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	542,186
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2045	1,220,000	1,248,054
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	705,000	708,718
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	77
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “D”, 5%, 7/01/2044	2,635,000	2,595,767
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	5,985,000	5,450,929
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	2,795,451
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	708,305
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,008,399
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,959,565
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	952,134
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	407,552
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	925,000	933,965
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	2,069,965
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	395,000	391,128
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	3,570,000	3,406,834
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	3,200,000	3,012,058
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,330,000	1,344,186
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,645,000	3,614,009
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	10,260,000	9,907,173
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	514,030
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,256,399
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037	545,000	534,078
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038	550,000	532,574
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039	580,000	554,451
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043	1,750,000	1,552,616
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,400,665
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,127,172
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.5%, 7/01/2045	105,000	109,440
Massachusetts Development Finance Agency Rev. (Suffolk University), 6%, 7/01/2050	1,365,000	1,470,972
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.25%, 7/01/2055	3,415,000	3,431,032
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2060	1,135,000	1,178,602
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2065	1,540,000	1,596,759
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,104,893
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,439,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	$1,520,000	$1,502,766
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	960,347
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	960,846
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	90,000	89,344
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	340,000	282,012
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	4,875,000	4,962,880
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	29,408
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	9,285,000	8,103,949
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	12,070,000	9,988,603
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	3,215,000	2,219,813
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	10,360,000	8,751,388
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 5%, 7/01/2053	4,500,000	4,457,454
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	4,775,000	4,665,723
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,635,494
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	2,806,889
		$123,735,980
Michigan – 0.8%
Detroit, MI, Unlimited Tax General Obligation, 5.5%, 4/01/2045	$1,250,000	$1,294,045
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,653,999
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,115,576
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,294,638
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	984,635
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,549,302
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,115,000	1,069,073
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,000,000	1,047,910
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 6%, 12/01/2054	2,380,000	2,604,040
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	2,795,000	2,761,761
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 6.25%, 6/01/2055	6,315,000	6,931,293
Michigan State Housing Development Authority, Rental Housing Rev., “A”, 4.625%, 10/01/2049	15,870,000	15,946,357
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	575,969
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,242,090
		$41,070,688
Minnesota – 0.7%
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2044	$505,000	$520,963
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2047	435,000	444,135
Dakota County, MN, Community Development Agency Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	3,955,000	3,883,331
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	500,153
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	2,999,979
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,322,290
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	3,056,522
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,309,078
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,431,765
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,703,180
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	427,065
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	4,315,000	4,518,955
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	2,864,623
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,652,878
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	135,000	135,526
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	424,968
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	665,245
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	595,000	576,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – continued
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	$2,000,000	$1,673,790
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	487,589
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	409,871
		$34,008,687
Mississippi – 0.6%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2050	$2,630,000	$2,759,820
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	4,250,000	4,439,621
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	4,740,000	4,422,834
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	2,770,000	2,774,971
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	1,765,000	1,669,097
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	7,225,000	7,447,246
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	740,000	742,730
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,635,169
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,020,000	1,009,180
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	562,948
		$28,463,616
Missouri – 1.1%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2046	$520,000	$497,268
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	848,300
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	2,147,506
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	6,160,000	6,072,700
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,275,851
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	401,418
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	472,149
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,755,000	1,428,782
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,649,987
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,215,382
Missouri Health & Educational Facilities Authority, Educational Facilities Rev. (Maryville University of Saint Louis Project), “A”, 5.5%, 6/15/2047	2,700,000	2,739,625
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055	4,325,000	4,631,614
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	370,000	353,249
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	215,945
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,079,274
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,920,000	11,763,018
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,290,850
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	695,109
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	488,767
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,202,165
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,015,514
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,071,714
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	715,000	689,981
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,935,935
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,649,144
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	990,000	1,003,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	$1,305,000	$1,313,138
		$54,147,666
Montana – 0.3%
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “A”, 6%, 5/15/2060	$6,530,000	$6,666,502
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	3,918,264
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,582,043
		$16,166,809
Nebraska – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,319,269
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,080,000	1,084,282
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5.25%, 12/15/2054	4,565,000	4,758,505
		$7,162,056
Nevada – 0.4%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$525,000	$525,172
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,715,581
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,824,917
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,105,091
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,760,000	4,386,448
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,000,127
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	1,877,862
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	411,223
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	516,596
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	1,805,000	1,885,399
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,465,000	1,526,677
		$17,775,093
New Hampshire – 4.8%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$23,475,000	$24,206,819
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	13,730,000	14,112,525
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,410,000	1,436,987
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	990,000	1,026,810
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,404,344
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	997,888
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	11,400,000	11,576,011
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,441,062	11,660,942
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.334%, 9/20/2036 (i)	72,119,965	1,391,187
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.813%, 1/20/2038 (i)	120,911,508	6,249,626
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.549%, 7/01/2051 (i)	51,042,019	1,859,313
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.163%, 10/20/2051	4,924,033	4,846,773
National Finance Authority, NH, Municipal Certificates, “4-A”, 4.06%, 11/20/2039	13,820,670	13,860,765
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.168%, 1/20/2041	4,337,981	4,321,668
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	7,501,875	7,438,099
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.168%, 1/20/2041	1,542,172	1,441,603
National Finance Authority, NH, Municipal Certificates, “B”, 4.168%, 1/20/2041	2,250,000	1,730,058
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	32,890,183	1,386,535
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	3,772,444	3,760,945
National Finance Authority, NH, Municipal Certificates, “2-B”, 4.216%, 6/20/2049	3,411,810	2,599,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	$3,090,000	$2,561,258
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	6,948,885
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,840,000	1,850,708
National Finance Authority, NH, Rev. (Winston-Salem Sustainable Energy Partners), “A”, 5.5%, 6/01/2050	19,495,000	20,575,076
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	770,000	784,014
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,111,051
National Finance Authority, NH, Special Rev. (Chambers Creek Project, Montgomery County, TX), Capital Appreciation, 0%, 12/15/2032	15,000,000	9,563,043
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	3,673,000	3,682,880
National Finance Authority, NH, Special Rev. (Grand Pines Project, Montgomery County, TX), 5.625%, 6/01/2039	4,000,000	4,034,172
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	7,638,000	7,658,660
National Finance Authority, NH, Special Rev. (Mill Creek Project, Montgomery County, TX), 5.95%, 12/01/2031	6,451,000	6,478,346
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	8,865,000	6,199,924
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	7,090,000	7,091,271
National Finance Authority, NH, Special Rev. (The Wildflower Project, Denton County, TX), Capital Appreciation, 0%, 12/15/2033	11,715,000	7,273,739
National Finance Authority, NH, Special Rev. (Valencia Project, Brazoria County, TX), 5.3%, 12/01/2032	3,523,000	3,534,484
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2050	1,000,000	1,026,222
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.875%, 4/01/2060	1,215,000	1,248,628
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,080,000	10,523,352
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5%, 2/01/2049	1,905,000	1,910,825
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5.25%, 2/01/2054	15,370,000	15,577,352
New Hampshire National Finance Authority Municipal Certificates, “A-2”, 4.216%, 11/20/2042	7,769,988	7,314,456
		$245,257,111
New Jersey – 1.4%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$1,610,000	$1,439,127
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	260,115
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	697,945
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	626,566
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,079,433
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	325,651
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	325,548
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	976,838
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	530,551
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	1,774,304	1,834,481
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	5,975,000	6,014,854
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,485,273
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,509,993
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5%, 11/01/2045 (w)	180,000	179,888
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.125%, 11/01/2055 (w)	395,000	385,939
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.25%, 11/01/2060 (w)	350,000	341,607
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	3,075,000	3,193,916
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	3,145,000	3,269,067
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,380,000	2,380,014
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	6,850,040
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “B”, 4%, 12/01/2044	10,675,000	10,259,622
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	1,395,000	1,352,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$10,550,000	$10,478,945
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,745,000	1,641,688
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev. (Immediate Delivery), “C-1”, 5.5%, 12/01/2055	1,935,000	1,972,564
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,350,706
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	825,000	831,036
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	693,958
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	2,520,000	3,012,547
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2034	280,000	291,239
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 4.75%, 1/01/2045	1,055,000	982,259
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2055	1,000,000	940,476
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	375,000	344,839
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.5%, 7/01/2040	665,000	668,742
		$71,528,299
New Mexico – 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$440,000	$441,369
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	5,400,000	5,796,024
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	105,000	104,181
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	520,000	533,349
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	276,460
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	276,773
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	685,284
		$8,113,440
New York – 5.9%
Albany, NY, Capital Resource Corp. Rev. (Albany Medical Center Hospital Project), “A”, 5.5%, 5/01/2055	$2,610,000	$2,796,561
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	1,000,000	1,019,367
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	11,860,000	11,705,365
Build NYC Resource Corp. Rev. (ERE425, LLC - Zeta Charter Schools, Inc. Project), “A”, 5.375%, 10/15/2055	10,900,000	10,818,980
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	345,451
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,575,033
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,316,509
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,265,000	3,266,204
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,025,142
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,706,552
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,125,000	2,133,534
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.375%, 12/01/2046	365,000	393,703
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2051	380,000	404,296
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2050	1,795,000	1,875,103
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	2,275,000	2,364,018
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	516,612
New York Dormitory Authority Rev. (New School), “A”, 4.25%, 7/01/2050	1,800,000	1,671,080
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,247,597
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	6,165,000	6,611,571
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,000,000	4,245,429
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.25%, 11/01/2043	1,000,000	1,052,033
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.5%, 11/01/2044	130,000	138,688
New York Dormitory Authority, Orchard Park CCRC, Inc. Obligated Group Rev, 5.125%, 11/15/2050 (w)	1,510,000	1,520,846
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	17,960,000	17,959,634
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,851,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	$4,205,000	$4,391,162
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	7,370,000	7,738,822
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	3,245,000	3,295,105
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	16,750,000	15,657,408
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	10,465,000	10,687,771
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	7,895,000	8,129,381
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	2,550,000	1,656,856
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	17,420,000	18,177,449
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5%, 6/30/2054	4,765,000	4,787,599
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	24,605,000	24,724,657
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	23,315,000	23,734,243
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	57,771
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	548,400
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	4,400,000	4,304,526
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	522,989	534,973
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	3,822,794	3,941,226
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	595,000	595,089
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,079,462
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,360,749
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,186,333
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,604,473
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,411,475
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,705,357
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,537,295
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,141,138
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,562,652
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,408,993
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	9,893,317
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,354,561
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,028,410
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,776,400
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5.875%, 9/15/2059 (w)	4,000,000	3,954,857
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,075,000	1,170,467
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,535,000	1,572,208
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,630,000	1,766,251
		$302,037,221
North Carolina – 0.7%
Greater Asheville, NC, Regional Airport Authority, System Rev., AGM, 5.25%, 7/01/2048	$690,000	$712,157
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	2,480,000	2,721,355
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	468,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$10,900,000	$8,964,532
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	280,000	255,111
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	996,581
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	927,686
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	795,000	788,767
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,441,473
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2055 (w)	5,000,000	5,085,000
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	957,406
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,069,627
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	945,350
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	670,000	669,656
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,502,795
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,553,723
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,002,076
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,703,456
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	600,000	601,921
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	992,683
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,019,088
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,668,595
		$38,047,320
North Dakota – 0.4%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$465,000	$478,549
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,145,000	1,170,625
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	2,770,000	2,834,641
Horace, ND, Refunding Improvement, “C”, 5%, 5/01/2050	1,500,000	1,500,803
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	2,385,000	2,394,859
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,482,893
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,051,200
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	677,309
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	4,968,594
		$22,559,473
Ohio – 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$7,300,000	$6,320,029
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	39,235,000	32,880,468
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,478,722
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,214,532
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	929,523
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,356,799
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	856,812
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	475,000	476,823
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	4,825,000	4,837,959
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2055 (u)	22,085,000	23,364,817
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing (Caravel Apartments), “A”, FNMA, 4.46%, 11/01/2044	3,129,582	3,144,056
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Westerville Crossing Apartments), “A”, FNMA, 4.375%, 6/01/2043	8,940,000	8,981,681
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	3,915,000	3,916,793
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	5,240,000	4,863,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	$3,160,000	$3,152,608
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	13,520,000	13,526,436
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	3,355,000	3,090,215
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	875,000	870,669
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	732,156
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	440,049
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	768,336
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,280,533
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,639,943
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2049	1,185,000	1,227,956
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2054	1,415,000	1,457,799
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,380,561
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	1,984,830
Greene County, OH, Port Authority Economic Development, Facilities Refunding & Improvement Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2055	4,435,000	4,251,654
Greene County, OH, Port Authority Economic Development, Facilities Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	865,000	819,028
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2050	635,000	644,822
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	1,165,000	1,177,938
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), 5%, 1/01/2051	2,660,000	2,512,485
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2047	950,000	914,162
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	2,105,000	2,163,926
Hamilton County, OH, Hospital Facilities Rev. (UC Health), “A”, 5.5%, 8/01/2051	6,160,000	6,359,418
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,755,000	1,781,599
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2061	1,320,000	1,364,869
Margaretta, OH, Local School District Erie & Sandusky Counties, Certificates of Participation (School Facilities Project), BAM, 5.5%, 10/01/2050	2,845,000	2,993,751
Margaretta, OH, Local School District, Erie & Sandusky Counties (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2047	1,685,000	1,782,859
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,266,656
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,825,969
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,165,767
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	961,950
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “A”, 3.75%, 1/01/2029	1,145,000	1,147,888
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	1,045,000	1,044,951
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “D”, 3.7%, 10/01/2028	7,500,000	7,500,547
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	2,045,000	1,925,413
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,271,787
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,417,054
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	891,023
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,492,639
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,152,007
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2049	1,690,000	1,733,061
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	6,150,000	6,271,602
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	2,500,000	2,587,149
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	7,530,000	7,701,263
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,605,000	3,690,491
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	868,629
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	665,826
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	644,846
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	684,345
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2053	365,000	382,971
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	550,000	576,295

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5%, 12/01/2044	$1,000,000	$1,001,071
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5.125%, 12/01/2055	1,250,000	1,217,664
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,600,000	1,600,409
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	1,185,000	1,195,196
West Central Ohio Port Authority Rev. (Global Impact STEM Acadey Project), “A”, 5.5%, 12/01/2055	1,000,000	1,018,439
West Central Ohio Port Authority Rev. (Global Impact STEM Acadey Project), “A”, 5.5%, 12/01/2062	1,485,000	1,502,624
		$214,346,380
Oklahoma – 1.2%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$2,790,000	$1,918,350
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,830,000	3,213,693
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	90,000	83,748
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,393,555
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,372,640
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,007,084
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,309,473
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,936,649
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	14,326,648
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,254,000	6,201,775
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,285,000	1,301,491
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	4,910,000	5,438,835
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	3,350,000	3,863,216
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2040	2,210,000	2,478,410
		$59,845,567
Oregon – 1.2%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$1,005,154
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	1,936,991
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	2,944,151
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,493,355
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	5,855,772
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	7,638,491
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5%, 12/01/2040	420,000	426,527
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.375%, 12/01/2045	500,000	501,380
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.5%, 12/01/2054	1,500,000	1,485,578
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 4.625%, 6/15/2035	265,000	270,502
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.5%, 6/15/2045	475,000	476,016
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.625%, 6/15/2055	810,000	803,364
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 6%, 6/15/2065	345,000	350,169
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	12,160,000	12,831,124
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	1,995,000	2,012,746
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	9,020,000	9,425,911
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	745,000	750,736
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	2,625,000	2,335,522
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	624,725
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,684,163
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	5,516,562
		$62,368,939
Pennsylvania – 6.2%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$1,870,000	$1,785,621
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	955,000	899,947
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	9,765,000	10,473,471
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	6,645,000	7,096,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Allegheny County, PA, Sanitary Authority Sewer Rev., 5.25%, 12/01/2058 (u)	$4,045,000	$4,300,361
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	1,265,000	1,187,420
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	920,000	947,408
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	787,607
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,188,165
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,005,000	6,120,784
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,773,898
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 6%, 5/01/2042	2,000,000	2,154,457
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,550,937
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	1,997,382
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,152,000	2,316,906
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	33,839,000	30,647,248
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	16,911,000	11,632,823
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	2,715,000	2,701,566
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	4,565,000	4,915,601
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	5,176,950
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	4,395,183
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	3,099,347
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	2,196,206
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	3,695,000	2,872,874
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	767,327
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	899,545
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,440,203
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.25%, 6/01/2055	1,205,000	1,214,138
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	892,808
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	1,983,405
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	580,366
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2049	915,000	950,972
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2053	1,545,000	1,602,734
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	590,000	582,602
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	130,000	130,039
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	3,866,991
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	860,000	943,697
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	690,000	646,984
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	80,000	85,830
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	690,000	702,971
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2035	160,000	170,808
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2038	280,000	292,989
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2048	225,000	216,530
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	105,000	106,214
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,550,000	1,569,905
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,797,524
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	1,140,000	1,118,206
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,745,000	3,553,901
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,385,828
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	457,939
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,730,000	5,009,934
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	6,509,157
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	2,768,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	$5,280,000	$4,115,662
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	468,134
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	750,000	648,211
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,241,108
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	850,000	865,245
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Luthercare Project), “A”, 5%, 12/01/2045	1,000,000	1,003,607
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	271,085
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	945,553
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	690,988
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	711,195
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,440,000	2,249,638
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,120,000	1,903,532
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,716,774
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,975,000	2,207,888
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,236,389
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	13,768,826
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	2,130,000	2,130,810
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,732,313
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,017,384
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	989,033
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,739,191
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,045,000	1,050,184
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,555,000	1,586,832
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	825,000	835,528
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	1,026,193
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	1,030,106
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	947,992
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	927,518
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	952,737
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	853,354
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,555,000	769,808
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	692,849
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	621,221
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,472,905
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	5,000,000	5,064,435
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	18,845,000	19,124,737
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.75%, 12/31/2062	2,005,000	2,125,092
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2051 (Put Date 3/27/2035)	3,000,000	3,220,705
Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.75%, 6/30/2048	1,990,000	2,074,778
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,734,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	$2,892,000	$2,821,205
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	4,677,000	4,754,040
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	960,000	868,897
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	720,000	731,155
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,293,295
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	753,321
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	430,000	431,054
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2045	595,000	617,654
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2049	440,000	452,539
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,566,082
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	1,700,000	1,715,404
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,507,297
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	230,000	228,293
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	889,851
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,635,000	2,638,538
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,911,598
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	3,005,270
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	255,000	264,280
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	609,781
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	574,391
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	410,375
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	449,714
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	217,338
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	540,717
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	2,490,000	2,544,779
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	3,245,000	3,322,850
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	4,690,000	4,814,857
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,475,000	2,484,667
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,544,794
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,447,514
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.125%, 9/01/2045	295,000	300,301
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.375%, 9/01/2055	1,540,000	1,561,118
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,093
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	241,540
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	8,496,789
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	356,624
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	395,085
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	388,922
		$316,387,233
Puerto Rico – 3.8%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	$2,046,409	$1,958,268
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	5,782,333	5,306,655
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	2,893,588	2,553,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	$3,413,676	$2,462,477
Puerto Rico Children's Trust Fund, Tobacco Settlement Rev., Capital Appreciation, 0%, 5/15/2050	25,000,000	5,131,097
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	5,649,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	18,097,200
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,497,625
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	425,000	425,016
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	503,951
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	64,919
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,687,427
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,260,000	1,261,175
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,128,833
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,270,000	5,314,224
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	636,810
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	4,890,000	3,227,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	3,000,000	1,980,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	392,840	281,776
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	2,996,125	2,179,681
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	3,490,000	3,491,934
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	517,403
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,254,101
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	269,932
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	1,542,000	1,529,346
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	8,003,000	7,566,852
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	102,934,000	99,973,690
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	7,178,000	6,959,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	3,802,000	3,575,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	14,210,000	4,945,542
		$195,431,304
Rhode Island – 0.1%
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2060	$1,320,000	$1,331,328
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2065	1,565,000	1,572,444
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “B”, AGM, 5.625%, 7/01/2065	225,000	233,616
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2049	765,000	791,073
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,570,000	1,366,126
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,105,493
		$6,400,080
South Carolina – 2.0%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$421,529
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	937,173
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	445,481
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	715,000	741,911
Goose Creek, SC, Carnes Crossroads Improvement District Assessment Rev., 5.5%, 10/01/2055	800,000	806,239
Goose Creek, SC, Carnes Crossroads Improvement District, Assessment Rev., 5.25%, 10/01/2045	800,000	802,616
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	4,330,000	4,919,291
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	11,485,000	12,710,213
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.5%, 9/01/2045	1,200,000	1,227,957
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.625%, 9/01/2050	1,180,000	1,202,922
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	600,000	614,577

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	$1,580,000	$1,616,947
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	451,904
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	240,416
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	806,700
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	3,400,000	3,078,193
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.5%, 6/15/2050	7,880,000	7,934,374
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.625%, 6/15/2060	3,195,000	3,215,407
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	684,342
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	882,346
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	460,000	412,054
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.5%, 12/01/2045 (w)	120,000	119,280
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.8%, 12/01/2050 (w)	800,000	800,336
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.75%, 12/01/2060 (w)	2,010,000	1,953,278
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,605,430
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.25%, 11/15/2039	525,000	561,717
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	102,103
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	500,000	518,390
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	2,215,000	2,222,662
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,613,594
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,384,145
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,193,842
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,666,365
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	3,480,000	3,293,102
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,411,719
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,805,000	2,593,580
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	3,880,090
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2050	1,685,000	1,766,594
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.25%, 12/01/2050	1,795,000	1,898,004
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,366,839
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	4,170,000	4,351,862
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	3,930,000	4,048,782
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,035,000	1,087,895
South Carolina State Ports Authority Rev., “B”, 4%, 7/01/2049	6,545,000	5,864,226
		$101,456,427

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – 0.7%
Cleveland, TN, Health & Educational Facilities, Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	$2,176,000	$2,214,966
Cleveland, TN, Health & Educational Facilities, Board of Rev. (Hamilton Health Care System, Inc. Project), “A”, 5%, 8/15/2049	6,050,000	6,255,042
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	691,859
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	813,339
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	485,000	504,448
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	570,000	602,553
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	530,000	559,921
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,360,000	1,385,412
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	225,000	230,995
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	200,000	188,079
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,576,661
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	170,555
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	497,866
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	914,437
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	471,733
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	647,300
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	467,775
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	366,417
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,893,808
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	630,000	632,892
		$35,086,058
Texas – 6.2%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 5%, 6/15/2064	$605,000	$543,830
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	810,000	807,425
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	3,270,693
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,660,154
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	3,130,000	2,962,359
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	7,511,243
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	2,872,120
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	320,781
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	749,181
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	724,874
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	2,939,313
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,061,449
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,038,873
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,590,301
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,505,843
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.75%, 6/15/2055	505,000	510,795
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	3,025,000	3,065,377
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	585,000	525,465
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,420,000	1,440,780
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	935,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	$890,000	$897,599
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,336,406
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	261,193
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	615,163
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	402,291
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	588,714
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	40,000	39,647
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	902,332
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	4,320,000	3,961,347
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	75,000	74,573
Buda, TX, Special Assessment Rev. (Persimmon Public Improvement District Improvement Project), 6%, 9/01/2055	2,000,000	1,981,697
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	490,000	442,442
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,203,869
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	338,513
Dallas & Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A-1”, 5.5%, 11/01/2050 (u)	4,510,000	4,818,911
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	574,068
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,243,789
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.25%, 2/15/2054	945,000	889,102
El Paso, TX, EP La Privada PFC Residential Development Rev. (Home Essential Function Housing Program, LA Privada Apartments), 4.5%, 6/01/2040	5,115,000	5,224,777
El Paso, TX, Water & Sewer Rev., 5.25%, 3/01/2050 (u)	13,475,000	14,404,236
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	1,925,000	1,927,826
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052 (Prerefunded 2/15/1932)	240,000	259,299
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052	4,705,000	4,399,478
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	925,000	1,008,092
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	1,025,000	1,109,296
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2039	900,000	960,325
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2041	805,000	861,710
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2043	450,000	476,697
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	1,990,000	1,873,451
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	876,071
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	9,347,706
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	356,215
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,185,000	1,138,495
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,001
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	744,242
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,260,099
Houston, TX, Airport System Special Facilities Rev. (Continental Airlines, Inc. Terminal Improvement Projects), 6.625%, 7/15/2038	7,680,000	7,680,145
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	5,000,000	5,419,052
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,025,098
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	230,494
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	698,097
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.125%, 10/01/2051	325,000	307,962
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	890,000	853,368
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	7,450,000	7,807,053
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	314,619
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	555,612
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 5.75%, 9/15/2045	850,000	876,180
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 6%, 9/15/2054	787,000	812,477
Mesquite, TX, Housing Finance Corp., Multi-Family (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,176,593	3,228,437
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	3,940,000	3,953,588
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,695,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	$455,000	$434,239
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,625,000	2,558,789
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,409,139
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,222,707
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	5,000,000	4,251,460
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,462,175
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2055	3,885,000	4,024,925
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2060	945,000	975,419
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2055 (w)	780,000	769,891
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2060 (w)	975,000	950,079
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,017,238
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,006,280
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	430,000	404,551
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	1,145,000	1,042,724
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	772,677
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,141,177
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,329,901
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,743,465
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2055	1,000,000	842,051
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,201,127
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	728,443
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	806,246
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	355,000	353,624
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,326,067
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	655,000	658,051
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	3,630,280
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,455,228
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	780,000	712,241
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,840,558
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2040	1,125,000	1,172,797
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2055	470,000	450,143
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	1,075,000	1,015,393
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	3,250,000	2,457,781
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 4.25%, 9/01/2033	400,000	401,044
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.125%, 9/01/2045	550,000	538,702
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.375%, 9/01/2055	750,000	739,952

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	$1,940,000	$1,310,217
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	16,215,000	16,273,645
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	5,785,000	6,188,020
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	1,670,000	1,692,390
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Sageland Flats Apartments), “A”, FNMA, 4.55%, 3/01/2043	3,035,000	3,100,085
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Tax-Exempt (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	1,898,000	1,916,774
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	9,949,588
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,500,781
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,295,000	3,296,255
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	16,562,153	14,270,817
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	1,260,000	1,246,765
Terrell, TX, Special Assessment Rev. (Arboretum Estates Public Improvement District No. 6 Improvement Area No. 1 Project), 6%, 9/15/2045	1,000,000	1,028,736
Terrell, TX, Special Assessment Rev. (Arboretum Estates Public Improvement District No. 6 Improvement Area No. 1 Project), 6.25%, 9/15/2055	1,000,000	1,031,361
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,380,000	4,203,808
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	1,765,000	1,688,566
Texas Community Housing & Economic Development Corp., Residential Development Senior Lien Rev. (Agape Helotes), “A-1”, 6.25%, 1/01/2065	10,000,000	9,357,445
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	2,310,000	2,333,126
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 4.75%, 3/01/2049	1,140,000	1,151,858
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	1,969,847
Texas SA Energy Acquisition Public Facility Corp., Gas Supply Rev., 5.5%, 8/01/2027	4,000,000	4,127,965
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,750,750
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,473,460
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,393,092
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,809,306
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	278,126
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	261,831
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	641,433
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	496,721
Texas Transportation Finance Corp., Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”,, 5.5%, 10/01/2055 (u)	4,285,000	4,690,207
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,310,841
		$318,983,798
U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority, Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	$5,595,000	$5,680,187
Virgin Islands Public Finance Authority, Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	5,355,000	5,497,441
		$11,177,628
Utah – 1.0%
Arrowhead Springs, UT, Public Infrastructure District (Arrowhead Springs Assessment Area), 5.625%, 12/01/2054	$3,700,000	$3,736,468
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5.5%, 7/01/2053 (u)	8,000,000	8,447,705
Salt Lake County, UT, Copper Rim Infrastructure Financing District, Utah Special Assessment (Copper Rim Assessment Area), 6.125%, 12/01/2054	1,976,475	2,037,719
Sawmill Infrastructure Financing District, UT, Special Assessment Rev. (Sawmill Assessment Area), 6%, 12/01/2054	2,805,816	2,874,450
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	370,000	353,840
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	731,014
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	993,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2045	$565,000	$581,133
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2055	1,625,000	1,654,779
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2060	1,500,000	1,521,783
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,228,776
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	2,922,659
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,898,100
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,507,840
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,168,845
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	654,415
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “B”, AGM, 5.5%, 6/01/2055	1,115,000	1,200,171
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	790,753	786,303
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	490,710	487,939
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	735,812	719,480
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,097,839	1,008,683
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	3,803,021	3,891,401
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	8,523,200	8,609,568
		$50,016,686
Vermont – 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$2,481,521
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	945,000	957,111
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	145,000	144,614
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	160,000	159,464
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	145,000	144,334
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	160,000	159,265
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	790,000	725,261
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,170,000	1,145,866
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	674,582
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,467,436
		$8,059,454
Virginia – 0.9%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$440,000	$425,075
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	3,375,000	3,393,244
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,230,000	1,069,167
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,606,572
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.75%, 12/01/2053	855,000	922,668
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	2,185,000	2,364,933
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	475,000	478,306
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,115,771
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,215,000	2,982,376
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,905,000	1,885,274
Prince William County, VA, Cherry Hill Community Development Authority (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,765,000	1,766,132
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	3,700,000	4,070,605
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,320,000	1,450,920
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	5,515,000	6,039,674
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,619,099
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,257,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	$1,500,000	$1,445,731
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	2,920,107
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,771,276
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	6,085,000	5,687,820
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	1,080,000	1,105,163
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	681,084
		$48,058,173
Washington – 1.7%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$12,170,553
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,742,773
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,448,280
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,103,685
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,548,759
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5%, 1/01/2032 (n)	700,000	713,815
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	917,553
King County, WA, Housing Authority, Housing Refunding Rev., 5.375%, 7/01/2045	1,845,000	1,940,851
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,000,817
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,460,000	1,322,646
Texas Water Development Board, Water Implementation Rev., BAM, 5.5%, 12/01/2044	550,000	585,162
Vancouver, WA, Housing Authority, Multi-Family Rev., (Esther Short Project), 4.5%, 10/01/2042	785,000	801,203
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	920,000	931,687
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,873,624
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	560,000	572,373
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,660,389
Washington State Housing Finance Commission, Multi-Family Mortgage-Backed (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	795,000	807,711
Washington State Housing Finance Commission, Municipal Certificates, “A”, 4.084%, 3/01/2050	2,901,885	2,838,182
Washington State Housing Finance Commission, Municipal Certificates, “X”, 0.725%, 12/20/2035	64,481,152	2,475,870
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	810,000	805,121
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	705,233
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,021,951
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	948,932
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	227,573
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	326,121
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	413,144
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,474,660
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,419,786
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,725,129
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	998,268
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,086,358
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,067,484
Washington State Housing Finance Commission, Nonprofit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	2,790,000	3,022,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.5%, 7/01/2050	$2,500,000	$2,530,410
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.75%, 7/01/2060	6,260,000	6,400,679
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2055	1,865,000	1,899,301
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	2,685,000	2,715,918
Whatcom County, WA, Public Utility District No. 1, Taxable, “A”, BAM, 5.5%, 12/01/2042	515,000	556,177
		$88,801,129
West Virginia – 0.5%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,390,000	$1,225,251
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	829,000	868,322
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,415,000	3,277,222
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8% to 6/01/2053 (n)	12,717,000	2,832,278
Ohio County, WV, County Commission Tax Increment Refunding & Improvement Rev. (Highlands Project), 5.25%, 6/01/2044	300,000	304,769
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	3,665,000	3,723,508
West Virginia Economic Development Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2055 (Put Date 3/27/2035)	4,010,000	4,302,349
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,191,675
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	358,011
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	6,166,822
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	585,530
		$24,835,737
Wisconsin – 7.1%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$576,486
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	843,586
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	766,589
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,101,066
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	1,075,647
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,699,170
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,741,683
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	710,037
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	588,413
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	542,033
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	478,206
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	585,377
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	541,143
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	514,591
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	501,688
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	444,565
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	103,326
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 4.375%, 8/01/2027	100,000	55,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027 (a)(d)	1,520,000	836,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	1,273,250
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	695,750
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	723,250
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	511,878
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	800,000	772,645
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	701,822
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	554,769
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,110,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	$1,910,000	$1,830,523
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	12,118,622
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	677,209
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	454,069
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	446,168
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,665,000	2,577,035
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	4,540,000	3,769,932
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	6,015,000	4,667,624
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,645,953
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	4,998,277
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,064,098
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,845,450
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	10,236,170
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047	1,925,000	1,932,928
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	1,290,000	1,301,774
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	4,870,350
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	322,380
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	422,354
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	614,106
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,807,160
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/1932) (n)	95,000	103,706
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,056,372
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	878,257
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	3,780,000	3,779,882
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/1930) (n)	100,000	109,164
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,762,599
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,950,000	1,547,694
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/1932) (n)	105,000	112,270
Wisconsin Public Finance Authority Rev., Bluehub Loan Fund (Sustainability Bonds), “B”, 4.5%, 7/01/2044	1,105,000	1,096,379
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2050	890,000	906,471
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2055	765,000	775,296
Wisconsin Public Finance Authority, Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	5,125,000	5,344,886
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,423,820
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,225,208
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	986,412
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,858,217
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,870,517
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	167,921
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	489,879
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 6.5%, 6/15/2043	1,030,000	1,091,873
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	800,550
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	1,105,000	1,179,157
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	759,540
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2058	1,400,000	1,481,339
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	375,000	371,475
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	807,131
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,260,278
Wisconsin Public Finance Authority, Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2060	675,000	603,342
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 4.25%, 6/15/2034	1,000,000	1,022,167
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5%, 6/15/2044	1,000,000	997,677

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	$725,000	$727,901
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 5.75%, 7/01/2033 (n)	485,000	505,259
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.625%, 7/01/2043 (n)	1,000,000	1,021,425
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.875%, 7/01/2053 (n)	1,650,000	1,678,799
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	1,130,000	1,149,296
Wisconsin Public Finance Authority, Charter School Rev., Taxable (Foundation Academy Charter School Project), 5%, 7/01/2055	2,000,000	1,815,855
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	289,764
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	1,265,000	1,242,013
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	562,490
Wisconsin Public Finance Authority, Education Refunding Rev., Taxable (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2053 (n)	715,000	612,689
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2045	385,000	397,195
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2055	590,000	604,576
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6.125%, 12/15/2060	625,000	643,425
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	665,211
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	975,679
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,821,008
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,118,776
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	518,193
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	660,000	660,626
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	718,784
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	698,429
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,100,000	1,098,775
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	270,000	265,418
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	483,298
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	974,360
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	560,000	569,679
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	8,865,000	8,264,630
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2054	900,000	884,327
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2064	1,310,000	1,263,085
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	508,297
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	2,200,000	1,780,753
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	668,215
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	920,478
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,215,327
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	583,824
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	609,911
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5.5%, 6/01/2055	12,100,000	12,768,650
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,935,413
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,624,853
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	5,480,000	4,142,404
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,665,000	1,954,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$22,105,000	$17,684,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (d)(n)	5,730,000	5,157,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	7,245,000	7,463,139
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), “A”, 7.125%, 7/01/2065 (Put Date 1/01/2036)	5,295,000	5,251,694
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,185,000	3,245,229
Wisconsin Public Finance Authority, Municipal Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,709,410
Wisconsin Public Finance Authority, Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,135,379
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	5,125,000	5,270,913
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Southminister), 5%, 10/01/2048	5,840,000	5,585,866
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	251,501
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	315,451
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	852,378
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	775,244
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	2,905,000	2,675,598
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,233,864
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 6/30/2060	4,420,000	4,564,481
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	7,925,000	8,208,283
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	2,415,000	2,437,481
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	5,000,000	5,012,279
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	5,280,000	5,120,228
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	11,250,000	10,667,562
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	12,625,350
Wisconsin Public Finance Authority, Special Facility Convertible Rev. (Million Air Three General Aviation Facilities Project), “B”, 7%, 9/01/2054	900,000	959,286
Wisconsin Public Finance Authority, Special Facility Rev. (Million Air Three LLC General Aviation Facilities Project), “A”, 6.25%, 9/01/2046	435,000	450,627
Wisconsin Public Finance Authority, Special Facility Rev. Taxable (Million Air Three LLC General Aviation Facilities Project), “A”, 9.25%, 9/01/2055	7,500,000	7,113,271
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5.25%, 6/01/2054	2,230,000	2,261,152
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.5%, 6/01/2055	200,000	203,732
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2050	420,000	432,566
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2045	220,000	225,455
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.5%, 6/15/2055	305,000	313,309
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (NC A&T Real Estate Foundation LLC Project), “A”, 5%, 6/01/2049	3,525,000	3,447,286
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	524,900
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	938,990
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	779,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	$965,000	$862,325
Wisconsin Public Finance Authority, Student Housing Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.25%, 6/01/2045	370,000	375,021
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,065,000	3,048,003
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2055	825,000	846,464
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5%, 6/15/2035	475,000	492,551
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.5%, 6/15/2045	710,000	710,120
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.75%, 6/15/2055	435,000	434,277
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,463,946
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,763,970
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	3,470,000	3,393,499
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	321,538
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,448,538
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,155,000	1,613,160
Wisconsin Public Finance Authority, Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,450,875
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	343,303
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,289,335
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), 5%, 12/15/2036	3,693,301	3,617,393
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	2,948,000	1,498,651
Wisconsin Public Finance Authority, Texas Infrastructure Program Tax-Exempt Rev., Capital Appreciation (Heritage Bend Project), 0%, 12/15/2042	17,500,000	5,308,200
		$362,636,510
Total Municipal Bonds		$5,073,777,256
Other Municipal Bonds – 0.7%
Multi-Family Housing Revenue – 0.7%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$8,070,000	$6,867,334
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	10,319,205	10,447,311
Freddie Mac, 4.519%, 8/25/2041	9,263,721	9,454,514
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.518%, 6/25/2038 (i)(n)	29,050,012	3,080,972
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.06%, 1/25/2038 (i)(n)	27,448,349	3,869,731
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.227%, 7/25/2041 (i)(n)	16,974,925	1,518,594
FRETE 2022-ML13 Trust, “X-CA”, 0.958%, 7/25/2036 (i)	35,936,226	1,939,701
Total Other Municipal Bonds		$37,178,157
Bonds – 0.5%
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$2,263,794

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$8,338,000	$8,188,587
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	1,061,283
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,501,063
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,784,838
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	18,908,415	6,428,861
		$20,964,632
Total Bonds		$23,228,426
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$10,974,302	$7,009,835
Escrow Interests (e) – 0.0%
Healthcare Revenue - Long Term Care – 0.0%
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	$900,000	$200,700
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	1,000,000	223,000
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Total Escrow Interests		$1,346,920
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (a)	65,897	$659
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.12% (v)	31,099,840	$31,106,060

Other Assets, Less Liabilities – (1.2)%		(60,905,981)
Net Assets – 100.0%		$5,112,741,332

(a)	Non-income producing security.
(d)	In default.
(e)
Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $31,106,060 and
$5,142,541,253, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $917,926,687, representing 18.0% of net assets.

(q)	Interest received was less than stated coupon rate.
(r)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	$1,800,000	$25,312
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/01/2018	11,564,858	128,306
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	10,988,623	126

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	$1,330,671	$795,000
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	10,154,628	8,133,567
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,141,272	3,317,041
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	12/16/2013-8/29/2018	4,132,462	3,309,984
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	11/15/2017	3,770,249	3,020,355
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,596,437	2,079,677
Total Restricted Securities			$20,809,368
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$659	$—	$659
Municipal Bonds	—	5,119,312,168	—	5,119,312,168
U.S. Corporate Bonds	—	23,228,426	—	23,228,426
Investment Companies	31,106,060	—	—	31,106,060
Total	$31,106,060	$5,142,541,253	$—	$5,173,647,313
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/25	$67,215
Change in unrealized appreciation or depreciation	(66,556)
Transfers out of level 3	(659)
Balance as of 10/31/25	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$266,728,129	$626,958,937	$862,551,962	$(7,177)	$(21,867)	$31,106,060

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,087,100	$—